Pensions and other post-employment benefits - Movement in net defined benefit liability (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Funded and Unfunded plans
Balance at Beginning of period	£ (95)
Balance at End of period	(46)	£ (95)
Pension schemes
Funded and Unfunded plans
Balance at Beginning of period	(15)	(36)
Exchange adjustments	(2)	6
Service cost	(16)	(17)
Past service cost	(1)	(4)
Interest income/(cost)	0	0
Settlements and curtailments	0	1
Return on plan assets, excluding amounts include in interest	(8)	12
Loss arising from changes in demographic assumptions	0	(3)
Gain/(Loss) from change in financial assumptions	39	(1)
Changes in asset ceiling restriction	16
Experience (losses)/gains	(7)	(2)
Employers contributions	28	29
Scheme participants' contributions	0	0
Benefits paid	0	0
Balance at End of period	34	(15)
Pension schemes | Fair value of assets
Funded and Unfunded plans
Balance at Beginning of period	660	661
Exchange adjustments	33	(28)
Interest income/(cost)	16	17
Settlements and curtailments	(14)
Return on plan assets, excluding amounts include in interest	(8)	12
Changes in asset ceiling restriction	16
Employers contributions	28	29
Scheme participants' contributions	7	7
Benefits paid	(39)	(38)
Balance at End of period	699	660
Pension schemes | Present value of obligation
Funded and Unfunded plans
Balance at Beginning of period	(675)	(697)
Exchange adjustments	(35)	34
Service cost	(16)	(17)
Past service cost	(1)	(4)
Interest income/(cost)	(16)	(17)
Settlements and curtailments	14	1
Loss arising from changes in demographic assumptions		(3)
Gain/(Loss) from change in financial assumptions	39	(1)
Experience (losses)/gains	(7)	(2)
Scheme participants' contributions	(7)	(7)
Benefits paid	39	38
Balance at End of period	(665)	(675)
Post retirement obligations
Funded and Unfunded plans
Balance at Beginning of period	(80)	(85)
Exchange adjustments	5	(2)
Service cost	(4)	(5)
Interest income/(cost)	(4)	(4)
Gain/(Loss) from change in financial assumptions	(1)	11
Experience (losses)/gains	(1)	2
Benefits paid	5	3
Balance at End of period	£ (80)	£ (80)